Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions Used

Assumptions used for the periods covered herein, are outlined in the table below:

Year Ended December 31, 2011
Expected Volatility	54.18% – 54.23%
Expected Dividend	0%
Expected Term in Years	4.5
Risk Free Rate	2.16% – 2.29%

Activity of Outstanding Stock Options

The following table presents the activity of the Company’s outstanding stock options of common stock for the year ended December 31, 2012:

Common Stock Options	Number of Shares	Weighted Average Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Options outstanding, December 31, 2011	627,419	—	—	$—
Options granted	—	$10.75	6.11	$—
Options exercised	—	—	—	—
Options forfeited	(140,105)	10.75	—	—
Options expired	—	—	—	—

Options outstanding, December 31, 2012	487,314	$10.75	5.11	$—

Exercisable at December 31, 2012	287,988	10.74	5.11	$—

Unvested at December 31, 2012	199,326	$10.75	5.11	$—

Activity of Unvested Restricted Common Shares

The following table presents the activity of the Company’s unvested restricted common shares for the year ended December 31, 2012:

Common Unvested Shares	Number of Shares
Outstanding December 31, 2011	3,507
Granted	—
Vested	(3,507)
Forfeited	—

Outstanding December 31, 2012	—